Allowance for Loan and Lease Losses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Allowance for Loan and Lease Losses
Schedule of components of allowance for loan and lease losses

	Three Months Ended September 30, 2016
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of period	$35,792	$18,260	$4,636	$780	$46,452	$28,386	$2,054	$136,360
Charge-offs	(210)	—	—	—	(268)	(4,878)	—	(5,356)
Recoveries	6	42	—	—	350	1,523	—	1,921
Increase (decrease) in Provision	(1,428)	221	596	(55)	(492)	3,183	75	2,100
Balance at end of period	$34,160	$18,523	$5,232	$725	$46,042	$28,214	$2,129	$135,025

	Nine Months Ended September 30, 2016
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of period	$34,025	$18,489	$3,793	$888	$46,099	$28,385	$3,805	$135,484
Charge-offs	(348)	—	—	—	(796)	(13,379)	—	(14,523)
Recoveries	228	3,288	—	1	1,116	4,731	—	9,364
Increase (decrease) in Provision	255	(3,254)	1,439	(164)	(377)	8,477	(1,676)	4,700
Balance at end of period	$34,160	$18,523	$5,232	$725	$46,042	$28,214	$2,129	$135,025

	Three Months Ended September 30, 2015
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of period	$32,914	$15,698	$3,626	$1,008	$45,686	$26,840	$10,566	$136,338
Charge-offs	(461)	—	—	—	(484)	(4,871)	—	(5,816)
Recoveries	178	58	—	1	608	1,530	—	2,375
Increase (decrease) in Provision	277	2,618	(380)	(39)	17	3,916	(3,859)	2,550
Balance at end of period	$32,908	$18,374	$3,246	$970	$45,827	$27,415	$6,707	$135,447

	Nine Months Ended September 30, 2015
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of period	$31,835	$16,320	$4,725	$1,089	$44,858	$27,041	$8,931	$134,799
Charge-offs	(765)	—	—	—	(561)	(13,481)	—	(14,807)
Recoveries	884	298	—	2	2,098	4,773	—	8,055
Increase (decrease) in Provision	954	1,756	(1,479)	(121)	(568)	9,082	(2,224)	7,400
Balance at end of period	$32,908	$18,374	$3,246	$970	$45,827	$27,415	$6,707	$135,447

	Year Ended December 31, 2015
	Commercial Lending
	Commercial
	and	Commercial		Lease
(dollars in thousands)	Industrial	Real Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of year	$31,835	$16,320	$4,725	$1,089	$44,858	$27,041	$8,931	$134,799
Charge‑offs	(866)	—	—	—	(618)	(18,312)	—	(19,796)
Recoveries	940	1,115	—	3	2,198	6,325	—	10,581
Increase (decrease) in Provision	2,116	1,054	(932)	(204)	(339)	13,331	(5,126)	9,900
Balance at end of year	$34,025	$18,489	$3,793	$888	$46,099	$28,385	$3,805	$135,484
Individually evaluated for impairment	$—	$—	$—	$—	$592	$—	$—	$592
Collectively evaluated for impairment	34,025	18,489	3,793	888	45,507	28,385	3,805	134,892
Loans and leases:
Individually evaluated for impairment	$15,845	$5,787	$—	$181	$22,334	$—	$—	$44,147
Collectively evaluated for impairment	3,041,610	2,158,661	367,460	198,498	3,510,093	1,401,561	—	10,677,883
Balance at end of year	$3,057,455	$2,164,448	$367,460	$198,679	$3,532,427	$1,401,561	$—	$10,722,030

	Year Ended December 31, 2014
	Commercial Lending
	Commercial
	and	Commercial		Lease
(dollars in thousands)	Industrial	Real Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Balance at beginning of year	$34,026	$16,606	$4,702	$1,078	$42,028	$25,589	$9,210	$133,239
Charge‑offs	(2,298)	—	—	—	(1,086)	(15,291)	—	(18,675)
Recoveries	1,387	207	—	57	1,470	6,014	—	9,135
Increase (decrease) in Provision	(1,280)	(493)	23	(46)	2,446	10,729	(279)	11,100
Balance at end of year	$31,835	$16,320	$4,725	$1,089	$44,858	$27,041	$8,931	$134,799
Individually evaluated for impairment	$571	$52	$—	$—	$740	$—	$—	$1,363
Collectively evaluated for impairment	31,264	16,268	4,725	1,089	44,118	27,041	8,931	133,436
Loans and leases:
Individually evaluated for impairment	$16,662	$6,403	$4,579	$187	$31,388	$—	$—	$59,219
Collectively evaluated for impairment	2,680,480	2,041,062	465,482	244,111	3,306,633	1,226,603	—	9,964,371
Balance at end of year	$2,697,142	$2,047,465	$470,061	$244,298	$3,338,021	$1,226,603	$—	$10,023,590

Schedule of disaggregation of Allowance and recorded investment in loans by impairment methodology

	September 30, 2016
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Individually evaluated for impairment	$7	$7	$—	$—	$545	$—	$—	$559
Collectively evaluated for impairment	34,153	18,516	5,232	725	45,497	28,214	2,129	134,466
Balance at end of period	$34,160	$18,523	$5,232	$725	$46,042	$28,214	$2,129	$135,025
Loans and leases:
Individually evaluated for impairment	$29,444	$13,302	$—	$163	$17,474	$—	$—	$60,383
Collectively evaluated for impairment	3,235,847	2,298,572	475,333	187,014	3,670,186	1,469,220	—	11,336,172
Balance at end of period	$3,265,291	$2,311,874	$475,333	$187,177	$3,687,660	$1,469,220	$—	$11,396,555

	December 31, 2015
	Commercial Lending
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Residential	Consumer	Unallocated	Total
Allowance for loan and lease losses:
Individually evaluated for impairment	$—	$—	$—	$—	$592	$—	$—	$592
Collectively evaluated for impairment	34,025	18,489	3,793	888	45,507	28,385	3,805	134,892
Balance at end of period	$34,025	$18,489	$3,793	$888	$46,099	$28,385	$3,805	$135,484
Loans and leases:
Individually evaluated for impairment	$15,845	$5,787	$—	$181	$22,334	$—	$—	$44,147
Collectively evaluated for impairment	3,041,610	2,158,661	367,460	198,498	3,510,093	1,401,561	—	10,677,883
Balance at end of period	$3,057,455	$2,164,448	$367,460	$198,679	$3,532,427	$1,401,561	$—	$10,722,030

Schedule of credit risk profiles by internally assigned grade for loans and leases

	September 30, 2016
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Total
Grade:
Pass	$3,203,811	$2,265,279	$470,459	$186,823	$6,126,372
Special mention	39,980	30,302	3,789	191	74,262
Substandard	19,710	16,293	1,085	—	37,088
Doubtful	1,790	—	—	163	1,953
Total	$3,265,291	$2,311,874	$475,333	$187,177	$6,239,675

	December 31, 2015
	Commercial	Commercial
	and	Real		Lease
(dollars in thousands)	Industrial	Estate	Construction	Financing	Total
Grade:
Pass	$2,995,180	$2,119,933	$366,695	$198,296	$5,680,104
Special mention	46,097	24,695	765	28	71,585
Substandard	12,220	19,682	—	174	32,076
Doubtful	3,958	138	—	181	4,277
Total	$3,057,455	$2,164,448	$367,460	$198,679	$5,788,042

	December 31, 2015
	Commercial	Commercial		Lease
(dollars in thousands)	and Industrial	Real Estate	Construction	Financing	Total
Grade:
Pass	$2,995,180	$2,119,933	$366,695	$198,296	$5,680,104
Special mention	46,097	24,695	765	28	71,585
Substandard	12,220	19,682	—	174	32,076
Doubtful	3,958	138	—	181	4,277
Total	$3,057,455	$2,164,448	$367,460	$198,679	$5,788,042

	December 31, 2014
	Commercial	Commercial		Lease
(dollars in thousands)	and Industrial	Real Estate	Construction	Financing	Total
Grade:
Pass	$2,585,545	$1,973,887	$462,628	$243,833	$5,265,893
Special mention	86,878	44,317	2,854	278	134,327
Substandard	21,848	26,832	3,023	—	51,703
Doubtful	2,871	2,429	1,556	187	7,043
Total	$2,697,142	$2,047,465	$470,061	$244,298	$5,458,966

Schedule of credit risk profiles based on payment activity for loans and leases

	September 30, 2016
(dollars in thousands)	Residential	Consumer	Consumer - Auto	Credit Cards	Total
Performing	$3,673,122	$228,882	$889,611	$331,442	$5,123,057
Nonperforming and delinquent	14,538	3,087	12,400	3,798	33,823
Total	$3,687,660	$231,969	$902,011	$335,240	$5,156,880

	December 31, 2015
(dollars in thousands)	Residential	Consumer	Consumer - Auto	Credit Cards	Total
Performing	$3,507,756	$236,207	$794,692	$350,962	$4,889,617
Nonperforming and delinquent	24,671	2,691	13,265	3,744	44,371
Total	$3,532,427	$238,898	$807,957	$354,706	$4,933,988

	December 31, 2015
(dollars in thousands)	Residential	Consumer	Consumer — Auto	Credit Cards	Total
Performing	$3,507,756	$236,207	$794,692	$350,962	$4,889,617
Nonperforming and delinquent	24,671	2,691	13,265	3,744	44,371
Total	$3,532,427	$238,898	$807,957	$354,706	$4,933,988

	December 31, 2014
(dollars in thousands)	Residential	Consumer	Consumer — Auto	Credit Cards	Total
Performing	$3,311,676	$187,856	$669,441	$350,137	$4,519,110
Nonperforming and delinquent	26,345	3,242	11,356	4,571	45,514
Total	$3,338,021	$191,098	$680,797	$354,708	$4,564,624

Schedule of aging analyses of past due loans and leases

	September 30, 2016
	Accruing Loans and Leases
			Greater				Total Non
			Than or			Total	Accruing
	30-59	60-89	Equal to	Total		Accruing	Loans
	Days	Days	90 Days	Past		Loans and	and	Total
(dollars in thousands)	Past Due	Past Due	Past Due	Due	Current	Leases	Leases	Outstanding
Commercial and industrial	$1,685	$—	$177	$1,862	$3,260,496	$3,262,358	$2,933	$3,265,291
Commercial real estate	475	—	—	475	2,311,399	2,311,874	—	2,311,874
Construction	251	—	—	251	475,082	475,333	—	475,333
Lease financing	—	82	—	82	186,932	187,014	163	187,177
Residential	4,436	2,188	1,638	8,262	3,673,124	3,681,386	6,274	3,687,660
Consumer	13,855	3,396	2,036	19,287	1,449,933	1,469,220	—	1,469,220
Total	$20,702	$5,666	$3,851	$30,219	$11,356,966	$11,387,185	$9,370	$11,396,555

	December 31, 2015
	Accruing Loans and Leases
			Greater				Total Non
			Than or			Total	Accruing
	30-59	60-89	Equal to	Total		Accruing	Loans
	Days	Days	90 Days	Past		Loans and	and	Total
(dollars in thousands)	Past Due	Past Due	Past Due	Due	Current	Leases	Leases	Outstanding
Commercial and industrial	$198	$72	$2,496	$2,766	$3,050,731	$3,053,497	$3,958	$3,057,455
Commercial real estate	—	190	161	351	2,163,959	2,164,310	138	2,164,448
Construction	—	—	—	—	367,460	367,460	—	367,460
Lease financing	41	—	174	215	198,283	198,498	181	198,679
Residential	10,143	1,447	737	12,327	3,507,756	3,520,083	12,344	3,532,427
Consumer	15,191	3,056	1,454	19,701	1,381,860	1,401,561	—	1,401,561
Total	$25,573	$4,765	$5,022	$35,360	$10,670,049	$10,705,409	$16,621	$10,722,030

	December 31, 2015
	Accruing Loans and Leases
			Greater				Total Non
			Than or			Total	Accruing
	30 ‑ 59	60 ‑ 89	Equal to			Accruing	Loans
	Days	Days	90 Days	Total		Loans and	and	Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Leases	Leases	Outstanding
Commercial and industrial	$198	$72	$2,496	$2,766	$3,050,731	$3,053,497	$3,958	$3,057,455
Commercial real estate	—	190	161	351	2,163,959	2,164,310	138	2,164,448
Construction	—	—	—	—	367,460	367,460	—	367,460
Lease financing	41	—	174	215	198,283	198,498	181	198,679
Residential	10,143	1,447	737	12,327	3,507,756	3,520,083	12,344	3,532,427
Consumer	15,191	3,056	1,454	19,701	1,381,860	1,401,561	—	1,401,561
Total	$25,573	$4,765	$5,022	$35,360	$10,670,049	$10,705,409	$16,621	$10,722,030

	December 31, 2014
	Accruing Loans and Leases
			Greater				Total Non
			Than or			Total	Accruing
	30 ‑ 59	60 ‑ 89	Equal to			Accruing	Loans
	Days	Days	90 Days	Total		Loans and	and	Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Leases	Leases	Outstanding
Commercial and industrial	$262	$299	$—	$561	$2,693,710	$2,694,271	$2,871	$2,697,142
Commercial real estate	530	—	—	530	2,044,506	2,045,036	2,429	2,047,465
Construction	—	—	—	—	468,505	468,505	1,556	470,061
Lease financing	165	—	—	165	243,946	244,111	187	244,298
Residential	5,468	2,153	1,874	9,495	3,311,676	3,321,171	16,850	3,338,021
Consumer	14,167	3,220	1,784	19,171	1,207,432	1,226,603	—	1,226,603
Total	$20,592	$5,672	$3,658	$29,922	$9,969,775	$9,999,697	$23,893	$10,023,590

Schedule of total carrying amounts and total unpaid principal balances of impaired loans and leases

	September 30, 2016
		Unpaid
	Recorded	Principal	Related
(dollars in thousands)	Investment	Balance	Allowance
Impaired loans with no related allowance recorded:
Commercial and industrial	$29,246	$29,897	$—
Commercial real estate	12,344	12,344	—
Lease financing	163	163	—
Residential	9,341	10,524	—
Total	$51,094	$52,928	$—
Impaired loans with a related allowance recorded:
Commercial and industrial	$198	$198	$7
Commercial real estate	958	958	7
Residential	8,133	8,414	545
Total	$9,289	$9,570	$559
Total impaired loans:
Commercial and industrial	$29,444	$30,095	$7
Commercial real estate	13,302	13,302	7
Lease financing	163	163	—
Residential	17,474	18,938	545
Total	$60,383	$62,498	$559

	December 31, 2015
		Unpaid
	Recorded	Principal	Related
(dollars in thousands)	Investment	Balance	Allowance
Impaired loans with no related allowance recorded:
Commercial and industrial	$15,845	$16,516	$—
Commercial real estate	5,787	5,853	—
Lease financing	181	181	—
Residential	15,247	16,692	—
Total	$37,060	$39,242	$—
Impaired loans with a related allowance recorded:
Residential	$7,087	$7,140	$592
Total	$7,087	$7,140	$592
Total impaired loans:
Commercial and industrial	$15,845	$16,516	$—
Commercial real estate	5,787	5,853	—
Lease financing	181	181	—
Residential	22,334	23,832	592
Total	$44,147	$46,382	$592

	December 31, 2015
		Average	Unpaid		Interest
	Recorded	Recorded	Principal	Related	Income
(dollars in thousands)	Investment	Investment	Balance	Allowance	Recognized
Impaired loans with no related allowance recorded:
Commercial and industrial	$15,845	$16,666	$16,516	$—	$317
Commercial real estate	5,787	6,516	5,853	—	444
Lease financing	181	186	181	—	—
Residential	15,247	18,518	16,692	—	292
Total	$37,060	$41,886	$39,242	$—	$1,053
Impaired loans with a related allowance recorded:
Residential	$7,087	$6,889	$7,140	$592	258
Total	$7,087	$6,889	$7,140	$592	$258
Total impaired loans
Commercial and industrial	$15,845	$16,666	$16,516	—	$317
Commercial real estate	5,787	6,516	5,853	—	444
Lease financing	181	186	181	—	—
Residential	22,334	25,407	23,832	592	550
Total	$44,147	$48,775	$46,382	$592	$1,311

	December 31, 2014
		Average	Unpaid		Interest
	Recorded	Recorded	Principal	Related	Income
(dollars in thousands)	Investment	Investment	Balance	Allowance	Recognized
Impaired loans with no related allowance recorded:
Commercial and industrial	$14,791	$13,556	$14,902	$—	$1,691
Commercial real estate	5,003	5,095	6,960	—	250
Construction	4,579	7,314	8,607	—	207
Lease financing	187	77	187	—	—
Residential	22,014	24,437	25,553	—	550
Total	$46,574	$50,479	$56,209	$—	$2,698
Impaired loans with a related allowance recorded:
Commercial and industrial	$1,871	$1,917	$2,210	$571	$—
Commercial real estate	1,400	1,400	1,400	52	83
Residential	9,374	9,100	9,427	740	274
Total	$12,645	$12,417	$13,037	$1,363	$357
Total impaired loans
Commercial and industrial	$16,662	$15,473	$17,112	$571	$1,691
Commercial real estate	6,403	6,495	8,360	52	333
Construction	4,579	7,314	8,607	—	207
Lease financing	187	77	187	—	—
Residential	31,388	33,537	34,980	740	824
Total	$59,219	$62,896	$69,246	$1,363	$3,055

Schedule of average balances, and of interest income recognized from, impaired loans

	Three Months Ended		Nine Months Ended
	September 30, 2016		September 30, 2016
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
(dollars in thousands)	Investment	Recognized	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial and industrial	$29,018	$335	$30,044	$1,207
Commercial real estate	11,752	176	9,713	556
Construction	—	—	188	—
Lease financing	168	3	171	4
Residential	11,312	192	12,197	453
Total	$52,250	$706	$52,313	$2,220
Impaired loans with a related allowance recorded:
Commercial and industrial	$991	$3	$661	$11
Commercial real estate	479	11	319	33
Residential	8,487	96	8,616	298
Total	$9,957	$110	$9,596	$342
Total impaired loans:
Commercial and industrial	$30,009	$338	$30,705	$1,218
Commercial real estate	12,231	187	10,032	589
Construction	—	—	188	—
Lease financing	168	3	171	4
Residential	19,799	288	20,813	751
Total	$62,207	$816	$61,909	$2,562

	Three Months Ended		Nine Months Ended
	September 30, 2015		September 30, 2015
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
(dollars in thousands)	Investment	Recognized	Investment	Recognized
Impaired loans with no related allowance recorded:
Commercial and industrial	$13,241	$85	$14,263	$285
Commercial real estate	7,110	124	6,031	370
Construction	2,738	—	3,345	—
Lease financing	187	—	187	—
Residential	17,470	180	18,255	585
Total	$40,746	$389	$42,081	$1,240
Impaired loans with a related allowance recorded:
Commercial and industrial	$3,396	$61	$2,570	$185
Commercial real estate	700	—	933	—
Residential	7,031	72	6,773	217
Total	$11,127	$133	$10,276	$402
Total impaired loans:
Commercial and industrial	$16,637	$146	$16,833	$470
Commercial real estate	7,810	124	6,964	370
Construction	2,738	—	3,345	—
Lease financing	187	—	187	—
Residential	24,501	252	25,028	802
Total	$51,873	$522	$52,357	$1,642

Schedule of information related to loans modified in a TDR

	Three Months Ended				Nine Months Ended
	September 30, 2016				September 30, 2016
		Unpaid	Unpaid
	Number	Principal	Principal		Number
	of	Pre-	Post-	Related	of	Recorded	Related
(dollars in thousands)	Contracts	Modification	Modification	Allowance	Contracts	Investment(1)	Allowance
Commercial and industrial	2	$98	$98	$4	6	$16,015	$4
Commercial real estate	4	5,044	5,044	7	6	10,450	7
Residential	3	577	577	7	10	3,709	53
Total	9	$5,719	$5,719	$18	22	$30,174	$64

	Three Months Ended				Nine Months Ended
	September 30, 2015				September 30, 2015
		Unpaid	Unpaid
	Number	Principal	Principal		Number
	of	Pre-	Post-	Related	of	Recorded	Related
(dollars in thousands)	Contracts	Modification	Modification	Allowance	Contracts	Investment(1)	Allowance
Commercial and industrial	1	$100	$100	$—	1	$100	$—
Commercial real estate	—	—	—	—	1	2,755	—
Residential	1	885	885	57	4	2,303	86
Total	2	$985	$985	$57	6	$5,158	$86
(1)

The recorded investment balances reflect all partial paydowns and charge-offs since the modification date and do not include TDRs that have been fully paid off, charged off, or foreclosed upon by the end of the period.

	Year Ended December 31,
	2015				2014
		Unpaid	Unpaid			Unpaid	Unpaid
		Principal	Principal			Principal	Principal
	Number of	Pre‑	Post‑	Related	Number of	Pre‑	Post‑	Related
(dollars in thousands)	Contracts	Modification	Modification	Allowance	Contracts	Modification	Modification	Allowance
Commercial and industrial	5	$11,888	$11,888	$—	5	$13,791	$13,791	$—
Commercial real estate	4	5,649	5,649	—	6	6,372	4,529	52
Construction	—	—	—	—	2	8,607	4,579	—
Residential	21	12,620	11,906	592	30	17,892	17,028	740
Total	30	$30,157	$29,443	$592	43	$46,662	$39,927	$792

Schedule of TDRs that defaulted period within 12 months of their permanent modification date

	Three Months Ended		Nine Months Ended
	September 30, 2015		September 30, 2015
	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment(1)	Contracts	Investment(1)
Commercial and industrial (2)	6	$9,783	6	$9,783
Commercial real estate (3)	1	1,400	1	1,400
Residential (4)	—	—	1	146
Total	7	$11,183	8	$11,329
(1)

The recorded investment balances reflect all partial paydowns and charge-offs since the modification date and do not include TDRs that have been fully paid off, charged off, or foreclosed upon by the end of the period.

(2)	For the three and nine months ended September 30, 2015, five commercial and industrial loans that subsequently defaulted were refinanced and one was extended with a reduced interest rate.
(3)	For the three and nine months ended September 30, 2015, the commercial real estate loan that subsequently defaulted was refinanced.
(4)	For the three and nine months ended September 30, 2015, the residential real estate loan that subsequently defaulted was modified by reducing the interest rate.

	Year Ended December 31,
	2015		2014
	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment	Contracts	Investment
Commercial and industrial(a)	3	$6,153	1	$299
Residential(b)	7	2,281	7	2,490
Total	10	$8,434	8	$2,789
(a)

In 2015, all 3 commercial and industrial loans that subsequently defaulted were refinanced. In 2014, the commercial and industrial loan that subsequently defaulted was modified by extending the maturity date.

(b)	In 2015 and 2014, all 7 residential real estate loans that subsequently defaulted were modified by reducing interest rates, increasing amortizations, and deferring principal payments.